Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Valuation Reserves, Ending Balance	$ 39,700		$ 39,700	$ 27,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	32,192,294		32,192,294	28,500,478
Net Income (Loss) Attributable to Parent, Total	$ (1,904,166)	$ (812,944)	$ (4,255,033)	$ (3,833,060)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	1,115,133	609,559	2,217,412	1,270,973	$ 960,197
Working Capital	(949,171)		844,000
Retained Earnings (Accumulated Deficit), Ending Balance	(19,491,866)		(17,587,700)	(13,332,667)
Net Cash Provided by (Used in) Operating Activities, Total	(1,225,233)	$ (737,697)	(3,188,440)	(3,062,482)
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs			4,102,000
Fair Value, Recurring [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0		0	0
Assets, Fair Value Disclosure	$ 0		$ 0	$ 0
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	32,192,294	28,500,478
Warrants To Purchase Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,768,147	1,768,147
Computers and Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years		3 years
Computers and Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years		5 years
Machinery and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years		7 years
Machinery and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years		10 years